Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.5%
3,699	iShares Russell 2000 ETF	$817,257	3.0
7,861	Vanguard S&P 500 ETF	2,863,762	10.4
8,623	Vanguard Value ETF	1,133,580	4.1

	Total Exchange-Traded Funds
	(Cost $3,744,507)	4,814,599	17.5

MUTUAL FUNDS: 82.5%
	Affiliated Investment Companies: 82.5%
33,735	Voya High Yield Bond Fund - Class R6	269,883	1.0
12,057	Voya Large-Cap Growth Fund - Class R6	673,983	2.5
108,066	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,616,672	5.9
195,662	Voya Multi-Manager International Equity Fund - Class I	2,666,877	9.7
129,172	Voya Multi-Manager International Factors Fund - Class I	1,362,768	5.0
129,502	Voya Multi-Manager Mid Cap Value Fund - Class I	1,419,343	5.2
249,317	Voya U.S. Stock Index Portfolio - Class I	5,008,775	18.2
93,622	VY® Columbia Contrarian Core Portfolio - Class I	2,092,462	7.6
74,641	VY® Invesco Comstock Portfolio - Class I	1,415,185	5.2
76,894	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,620,157	5.9
42,130	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,388,615	5.1
87,085	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,324,568	4.8
15,940	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,754,517	6.4

	Total Mutual Funds
	(Cost $18,430,783)	22,613,805	82.5

	Total Investments in Securities (Cost $22,175,290)	$27,428,404	100.0
	Assets in Excess of Other Liabilities	5,740	0.0
	Net Assets	$27,434,144	100.0

(1)	Non-income producing security.

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,814,599	$–	$–	$4,814,599
Mutual Funds	22,613,805	–	–	22,613,805
Total Investments, at fair value	$27,428,404	$–	$–	$27,428,404

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$253,644	$31,733	$(10,877)	$(4,617)	$269,883	$3,528	$2,358	$-
Voya Large-Cap Growth Fund - Class R6	652,849	57,900	(26,997)	(9,769)	673,983	-	6,092	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,580,140	87,522	(76,954)	25,964	1,616,672	-	21,361	-
Voya Multi-Manager International Equity Fund - Class I	2,604,628	114,986	(103,068)	50,331	2,666,877	-	32,828	-
Voya Multi-Manager International Factors Fund - Class I	1,297,591	91,047	(60,165)	34,295	1,362,768	-	6,011	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,302,001	57,493	(96,341)	156,190	1,419,343	-	18,009	-
Voya U.S. Stock Index Portfolio - Class I	4,686,382	384,897	(270,971)	208,467	5,008,775	-	79,670	-
VY® Columbia Contrarian Core Portfolio - Class I	1,935,588	120,917	(76,531)	112,488	2,092,462	-	26,686	-
VY® Invesco Comstock Portfolio - Class I	1,326,708	103,488	(227,448)	212,437	1,415,185	-	1,684	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,627,338	123,806	(304,086)	173,099	1,620,157	-	5,454	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,272,427	126,176	(59,024)	49,036	1,388,615	-	7,152	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,317,577	88,094	(64,378)	(16,725)	1,324,568	-	15,187	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,673,156	123,073	(61,093)	19,381	1,754,517	-	24,935
	$21,530,029	$1,511,132	$(1,437,933)	$1,010,577	$22,613,805	$3,528	$247,427	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $23,168,868.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,259,536
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$4,259,536